As filed with the Securities and Exchange Commission on June 30, 2000

                                             Registration No. 33-64364
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 8 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933

                             ----------------------

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV
                             (Exact name of trust)

                      JOHN HANCOCK LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                            RONALD J. BOCAGE, ESQ.
                      JOHN HANCOCK LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                              GARY O. COHEN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / /immediately upon filing pursuant to paragraph (b) of Rule 485
 --

 /X/on June 30, 2000 pursuant to paragraph (b) of Rule 485
 --
 / /60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / /on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

 / /this post-effective amendment designates a new effective date for a
 --
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1999 pursuant to Rule 24f-2 on March 10, 2000.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Mutual Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Article 9 of John Hancock's Bylaws and Section 67 of the Massachusetts Business Corporation Law, John Hancock indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of John Hancock.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Supplement to the prospectuses consisting of __ pages each.

      The undertaking to file reports.

      The undertaking regarding indemnification.

      The signatures.

      The following exhibits:

1.A.  (1)   John Hancock Board Resolution establishing the separate account included in Post-Effective Amendment No. 2 to this Form S-6
            Registration Statement, filed April 1995.

      (2)   Not Applicable.

      (3) (a) Form of Distribution Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account
                S (File No. 333-15075) filed April 18, 1997.

            (b) Specimen Variable Contracts Selling Agreement between John
                Hancock Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

            (c) Schedule of sales commissions included in the text under the heading "Distribution of Policies" in the prospectus filed as part of the previously filed Post-Effective Amendment.

      (4)   Not Applicable.

      (5) (a) Form of survivorship variable life insurance policy, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed on October 29, 1993.

            (b) Form of rider option to split policy, included in the initial
                Form S-6 Registration Statement of this Account, filed June 11, 1993.

      (6) Charter and By-Laws of John Hancock Mutual Life Insurance Company, previously filed electronically on April 12, 1996.

      (7)   Not Applicable.

      (8) (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed
                May 4, 2000.

            (b) Participation Agreement Among Variable Insurance Products Fund
                II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (c) Participation Agreement Among Variable Insurance Products Fund,
                Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (d) Participation Agreement Among MFS Variable Insurance Trust, John
                Hancock Mutual Life Insurance Company and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (e) Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, And John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

      (9)   Not Applicable.

     (10) Form of application for Policy included in Pre-Effective Amendment No. 1 to this Form S-6 registration statement, filed October 29, 1993.

     (11)   Not Applicable. The Registrant invests only in shares of open-end
            Funds.

2.   Included as exhibit 1.A(5) above

3. Opinion and consent of counsel as to securities being registered included in Pre-Effective Amendment No. 1 to this Form S-6 registration statement, filed October 29, 1993.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the policy pursuant to Rule 6e-3(T)(b)(12)(iii), included in Pre-Effective Amendment No. 1 to this Form S-6 registration statement filed on October 29, 1993.

9. Power of attorney for Robert J. Tarr, Jr., previously filed electronically on April 23, 1997. Powers of attorney for Bodman, Gifford, Boyan, Morton, Magee, Connors, Brown, Phillips, Booth, Vappi, Bromery, Staley, D'Alessandro, Fast, Aborn, Bok, Feldstein, Fish, Syron and Hawley, previously filed electronically on April 12, 1996.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial Form S-6 Registration Statement of this Account, filed June 11, 1993.

11. Opinion of counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

------------------------------------------

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of June, 2000.
                                             JOHN HANCOCK LIFE INSURANCE COMPANY

(SEAL)

                                                     /s/ Stephen L. Brown

                                                     By STEPHEN L. BROWN
                                                     ------------------------
                                                     Stephen L. Brown
                                                     Chairman


/s/ Ronald J. Bocage

Attest: Ronald J. Bocage
------------------------
Vice President and Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.


SIGNATURE                  TITLE                                           DATE
---------                  -----                                           ----
                           Executive Vice President
/s/ Thomas E. Moloney      and Chief Financial Officer
                           (Principal Financial Officer
THOMAS E. MOLONEY          and Acting Principal Accounting Officer)
-----------------
Thomas E. Moloney                                                         June 30, 2000


/s/ Stephen L. Brown       Chairman
                           (Principal Executive Officer)
STEPHEN L. BROWN
----------------
Stephen L. Brown for himself and as Attorney-in-Fact                      June 30, 2000

FOR:
Foster L. Aborn          Vice Chairman of the Board                I. MacAllister Booth      Director
David F. D'Alessandro    President and Chief Executive Officer     Samuel W. Bodman          Director
Nelson S. Gifford        Director                                  Michael C. Hawley         Director
E. James Morton          Director                                  Kathleen F. Feldstein     Director
John M. Connors          Director                                  Richard F. Syron          Director
Robert J. Tarr, Jr.      Director                                  Wayne A. Budd             Director
Robert E. Fast           Director                                  Edward H. Linde           Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of June, 2000.

On behalf of the Registrant
By John Hancock Life Insurance Company

(Depositor)

(SEAL)                                       /s/ Stephen L. Brown By

                                             STEPHEN L. BROWN
                                             ----------------
                                             Stephen L. Brown
                                             Chairman

               /s/ Ronald J. Bocage

Attest:        Ronald J. Bocage
               ----------------
               Ronald J. Bocage
               Vice President and Counsel

                         SUPPLEMENT DATED JUNE 30, 2000

                                       TO

                         PROSPECTUSES DATED MAY 1, 2000



This Supplement is intended to be distributed with all prospectuses dated May 1, 2000 for certain Variable Estate Protection variable life insurance policies issued by John Hancock Life Insurance Company (the "Product Prospectus") that contain the following investment options: Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Clifton Enhanced U.S. Equity.
 This Supplement contains amendments to the Product Prospectus and to the prospectuses for two of the underlying Trusts. (The term "Trusts" is defined on page 2 of the Product Prospectus).

                           __________________________


                            GUIDE TO THIS SUPPLEMENT
                            ------------------------



 . Page 2 contains amendments to the Product Prospectus relating to the addition of four new investment options and the addition of a new subadviser for the Real Estate Equity Fund.

 . Pages 3 through 28 adds unaudited financial statements of John Hancock Mutual
  Variable Life Insurance Account UV for the three month period ended March 31, 2000 to the Product Prospectus. None of the financial statements contained in this supplement have been audited by independent auditors.

 . Pages 29 through 33 contain information that is added to the prospectus for the John Hancock Variable Series Trust I. The pages describe two new fund choices - - the American Leaders Large Cap Value Fund and the Core Bond Fund.

 . Pages 34 and 35 replace the pages in the prospectus for the John Hancock
  Variable Series Trust I that describe the Real Estate Equity Fund. Pages 34 and 35 describe a new "multi-manager" approach for the Real Estate Equity Fund.

 . After page 36 are the prospectuses for the two new fund choices of the Janus
  Aspen Series (Service Shares Class).

                      AMENDMENTS TO THE PRODUCT PROSPECTUS
                      ------------------------------------


   (1) The table on the cover page of the Product Prospectus is amended to add Morgan Stanley Dean Witter Investment Management Inc. as an additional manager of the Real Estate Equity investment option and to include the following new investment options:

     VARIABLE INVESTMENT OPTION       MANAGED BY
     --------------------------       ----------
     ---------------------------------------------------------------------------
       American Leaders Large Cap
         Value. . . CapValue Value.   Federated Investment Management Company
       Janus Aspen Global Technology  Janus Capital Corporation.
       Janus Aspen Worldwide Growth   Janus Capital Corporation
       Core Bond . . . . . . . . .    Federated Investment Management Company
     ---------------------------------------------------------------------------


     (2) The second paragraph on page 2 of the Product Prospectus is amended to read as follows:

                 When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, the Templeton Variable Products Series Fund, Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II, the Janus Aspen Series (Service Shares Class), and the MFS Variable Insurance Trust (together, "the Trusts"). In this prospectus, the investment
    options of the Trusts are referred to as "funds".   In the prospectuses for
    the Trusts, the investment options may be referred to as "funds", "portfolios" or "series".

     (3) The fund expense table appearing in the section of the Product Prospectus entitled "What charges will the Trusts deduct from my investment in the policy?" is amended to include the following:

                                               Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                               Management      Service        Expenses With   Operating     Expenses Absent
     Fund Name                                     Fee       (12b-1) Fees     Reimbursement    Expenses      Reimbursement
     JOHN HANCOCK VARIABLE SERIES TRUST I
      (NOTE 1):
     American Leaders Large Cap Value  . . .     0.80%           N/A              0.10%            0.90%         N/A
     Core Bond . . . . . . . . . . . . . . .     0.70%           N/A              0.10%            0.80%         N/A

     JANUS ASPEN SERIES (SERVICE SHARES)
      (NOTE 6):
     Janus Aspen Global Technology . . . . .     0.65%          0.25%             0.13%            1.03%        0.13%
     Janus Aspen Worldwide Growth  . . . . .     0.65%          0.25%             0.05%            0.95%        0.05%



    NOTES TO FUND EXPENSE TABLE
    (1) John Hancock Variable Series Trust I funds' percentages reflect management fees and other fund expenses based on the allocation methodology and expense reimbursement policy adopted April 23, 1999.
       Under the policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The percentages for the American Leaders Large Cap Value Fund and the Core Bond Fund are estimates because the funds were not in operation prior to the date of this prospectus.

    (6) The percentages for the new Service Shares Class of the Janus Aspen Global Technology Fund and the Janus Aspen Worldwide Growth Fund are estimates because the Service Shares Class was not in operation in 1999.
       All such estimates have been made without regard to the effect of any expense offset arrangements.

                         UNAUDITED FINANCIAL STATEMENTS

                                      FOR

                  JOHN HANCOCK MUTUAL VARIABLE LIFE ACCOUNT UV

                               FIRST QUARTER 2000


The most current financial statements for John Hancock are those as of December
     31, 1999. We do not prepare such financial statements more often than annually. Moreover, we believe that any additional benefit you would get from more recent financial statements would not justify our cost in preparing them.
  (This is true even though we would not necessarily have to incur the expense of an independent audit of those financial statements.) In this connection, we represent that there have been no material adverse changes in our financial condition or operations between December 31, 1999 and the date of this supplement to the prospectus.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 MARCH 31, 2000


                                                   INTERNATIONAL
                          LARGE CAP    SOVEREIGN      EQUITY        SMALL CAP
                           GROWTH        BOND          INDEX         GROWTH
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                         -----------  -----------  -------------  -------------
ASSETS
Cash . . . . . . . . .   $        --  $        --   $       --     $        --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value . . . . . . . .    47,884,809   72,367,249    7,430,517       6,868,139
Investments in shares
 of portfolios of M
 Fund Inc., at value .            --           --           --              --
Policy loans and
 accrued interest
 receivable. . . . . .     2,881,867   10,323,501      386,100              --
Receivable from:
 John Hancock Variable
  Series Trust I . . .        15,529      430,192       12,364              --
 M Fund Inc. . . . . .            --           --           --              --
                         -----------  -----------   ----------     -----------
Total assets . . . . .    50,782,205   83,120,942    7,828,981       6,868,139
LIABILITIES
Payable to John Hancock
 Mutual Life Insurance
 Company . . . . . . .            --           --           --              --
Asset charges payable            796        1,292          122             109
                         -----------  -----------   ----------     -----------
Total liabilities  . .           796        1,292          122             109
                         -----------  -----------   ----------     -----------
Net assets . . . . . .   $50,781,408  $83,119,650   $7,828,859     $ 6,868,030
                         ===========  ===========   ==========     ===========




                         INTERNATIONAL    MID CAP    LARGE CAP       MONEY
                           BALANCED       GROWTH       VALUE        MARKET
                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -------------  -----------  ----------  --------------
ASSETS
Cash . . . . . . . . .    $      --     $       --   $       --   $    (1,285)
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value . . . . . . . .      158,423      16,802,095   9,335,096    18,838,258
Investments in shares
 of portfolios of M
 Fund Inc., at value .           --              --          --            --
Policy loans and
 accrued interest
 receivable. . . . . .           --              --          --     2,179,525
Receivable from:
 John Hancock Variable
  Series Trust I . . .          393             --       18,307         8,791
 M Fund Inc. . . . . .           --              --          --            --
                          ---------     -----------  ----------   -----------
Total assets . . . . .      158,816      16,802,095   9,353,403    21,025,289
LIABILITIES
Payable to John Hancock
 Mutual Life Insurance
 Company . . . . . . .           --              --          --            --
Asset charges payable.            3             267         153           998
                          ---------     -----------  ----------   -----------
Total liabilities  . .            3             267         153           998
                          ---------     -----------  ----------   -----------
Net assets . . . . . .    $ 158,813     $16,801,828  $9,353,250   $21,024,291
                          =========     ===========  ==========   ===========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                 MARCH 31, 2000


                             MID CAP    SMALL/MID   REAL ESTATE     GROWTH &
                              VALUE     CAP GROWTH    EQUITY         INCOME
                           SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                           -----------  ----------  -----------  --------------
ASSETS
Cash . . . . . . . . . .   $        --  $       --  $       --    $         --
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value . . .     4,922,228   5,405,216   3,759,336     311,940,456
Investments in shares of
 portfolios of M Fund
 Inc., at value  . . . .            --          --          --               0
Policy loans and accrued
 interest receivable . .            --          --     240,022      32,758,289
Receivable from:
 John Hancock Variable
  Series Trust I . . . .            --          --      34,861         293,221
 M Fund Inc. . . . . . .            --          --          --              --
                           -----------  ----------  ----------    ------------
Total assets . . . . . .     4,922,228   5,405,216   4,034,222     344,991,966
LIABILITIES
Payable to John Hancock
 Mutual Life Insurance
 Company . . . . . . . .            --          --          --              --
Asset charges payable  .            79          86          64           5,297
                           -----------  ----------  ----------    ------------
Total liabilities  . . .            79          86          64           5,297
                           -----------  ----------  ----------    ------------
Net assets . . . . . . .   $ 4,922,149  $5,405,130  $4,034,158    $344,986,669
                           ===========  ==========  ==========    ============




                                       SHORT-TERM   SMALL CAP     INTERNATIONAL
                          MANAGED         BOND        VALUE       OPPORTUNITIES
                         SUBACCOUNT    SUBACCOUNT  SUBACCOUNT      SUBACCOUNT
                        -------------  ----------  ------------  ---------------
ASSETS
Cash  . . . . . . . .   $       (685)  $      --   $        --    $        --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    105,442,736     239,981     3,352,754      8,133,294
Investments in shares
 of portfolios of M
 Fund Inc., at value               0           0             0              0
Policy loans and
 accrued interest
 receivable . . . . .     13,011,771         --            --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        260,094       1,255         4,033            --
 M Fund Inc.  . . . .             --          --            --             --
                        ------------   ---------   -----------    -----------
Total assets  . . . .    118,713,916     241,236     3,356,787      8,133,294
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  .            --          --            --             --
Asset charges payable          1,839           4            54            133
                        ------------   ---------   -----------    -----------
Total liabilities . .          1,839           4            54            133
                        ------------   ---------   -----------    -----------
Net assets  . . . . .   $118,712,077   $ 241,232   $ 3,356,733    $ 8,133,161
                        ============   =========   ===========    ===========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                 MARCH 31, 2000


                                                                    BRANDES
                           EQUITY       GLOBAL       TURNER      INTERNATIONAL
                            INDEX        BOND      CORE GROWTH      EQUITY
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                         -----------  -----------  -----------  ---------------
ASSETS
Cash . . . . . . . . .   $        --  $        --   $     --       $     --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value . . . . . . . .    17,313,806      800,153    344,698        709,047
Investments in shares
 of portfolios of M
 Fund Inc., at value .             0            0         --             --
Policy loans and
 accrued interest
 receivable. . . . . .            --           --         --             --
Receivable from:
 John Hancock Variable
  Series Trust I . . .        15,411        2,994         --             --
 M Fund Inc. . . . . .            --           --         --             --
                         -----------  -----------   --------       --------
Total assets . . . . .    17,329,217      803,147    344,698        709,047
LIABILITIES
Payable to John Hancock
 Mutual Life Insurance
 Company . . . . . . .            --           --         --             --
Asset charges payable            282           13          5             11
                         -----------  -----------   --------       --------
Total liabilities  . .           282           13          5             11
                         -----------  -----------   --------       --------
Net assets . . . . . .   $17,328,935  $   803,134   $344,694       $709,036
                         ===========  ===========   ========       ========




                        FRONTIER CAPITAL     EMERGING       GLOBAL
                          APPRECIATION    MARKETS EQUITY    EQUITY     BOND INDEX
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                        ----------------  --------------  ----------  ------------
ASSETS
Cash  . . . . . . . .       $     --        $       --     $     --     $    --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .        652,467         1,002,691      222,631      75,111
Investments in shares
 of portfolios of M
 Fund Inc., at value              --                --           --          --
Policy loans and
 accrued interest
 receivable . . . . .             --                --           --          --
Receivable from:
 John Hancock Variable
  Series Trust I  . .             --                --           --         409
 M Fund Inc.  . . . .             --                --           --          --
                            --------        ----------     --------     -------
Total assets  . . . .        652,467         1,002,691      222,631      75,520
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  .             --                --           --          --
Asset charges payable             10                17            4           1
                            --------        ----------     --------     -------
Total liabilities . .             10                17            4           1
                            --------        ----------     --------     -------
Net assets  . . . . .       $652,457        $1,002,674     $222,627     $75,519
                            ========        ==========     ========     =======



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                 MARCH 31, 2000


                                     SMALL/MID CAP  HIGH YIELD   ENHANCED U.S.
                                         CORE          BOND         EQUITY
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     -------------  ----------  ---------------
ASSETS
Cash . . . . . . . . . . . . . . .     $     --      $    --        $    --
Investments in shares of portfolios
 of John Hancock Variable Series
 Trust I, at value . . . . . . . .      151,853       98,021         20,673
Investments in shares of portfolios
 of M Fund Inc., at value  . . . .           --           --             --
Policy loans and accrued interest
 receivable. . . . . . . . . . . .           --           --             --
Receivable from:
 John Hancock Variable Series Trust
  I. . . . . . . . . . . . . . . .           --          675             --
 M Fund Inc. . . . . . . . . . . .           --           --             --
                                       --------      -------        -------
Total assets . . . . . . . . . . .      151,853       98,696         20,673
LIABILITIES
Payable to John Hancock Mutual Life
 Insurance Company . . . . . . . .           --           --             --
Asset charges payable  . . . . . .            2            2              1
                                       --------      -------        -------
Total liabilities  . . . . . . . .            2            2              1
                                       --------      -------        -------
Net assets . . . . . . . . . . . .     $151,851      $98,694        $20,673
                                       ========      =======        =======



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                           LARGE CAP GROWTH SUBACCOUNT            SOVEREIGN BOND SUBACCOUNT
                        ----------------------------------  -------------------------------------
                           2000        1999        1998        2000         1999           1998
                        ----------  ----------  ----------  -----------  ------------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $   35,004  $6,381,711  $2,836,032  $  964,076   $ 5,184,234    $5,266,576
 M Fund Inc.  . . . .           --          --          --          --            --            --
 Interest income on
  policy loans  . . .       49,804     161,454     128,186     188,119       750,673       727,807
                        ----------  ----------  ----------  ----------   -----------    ----------
Total investment
 income . . . . . . .       84,808   6,543,165   2,964,218   1,152,195     5,934,907     5,994,383
Expenses:
 Mortality and expense
  risks . . . . . . .       66,579     213,770     143,859     116,907       452,925       415,570
                        ----------  ----------  ----------  ----------   -----------    ----------
Net investment income       18,229   6,329,395   2,820,359   1,035,288     5,481,982     5,578,813
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      331,582   1,146,308     433,509    (367,297)     (388,883)     (142,628)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    2,976,234     320,087   4,558,660     636,719    (5,439,148)     (102,600)
                        ----------  ----------  ----------  ----------   -----------    ----------
Net realized and
 unrealized gain
 (loss) on investments   3,307,816   1,466,395   4,992,169     269,422    (5,828,031)     (245,228)
                        ----------  ----------  ----------  ----------   -----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $3,326,045  $7,795,790  $7,812,528  $1,304,710   $  (346,049)   $5,333,585
                        ==========  ==========  ==========  ==========   ===========    ==========




                          INTERNATIONAL EQUITY INDEX
                                  SUBACCOUNT                 SMALL CAP GROWTH SUBACCOUNT
                        --------------------------------  ----------------------------------
                          2000        1999       1998       2000         1999         1998
                        ---------  ----------  ---------  ----------  -----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 17,223   $  212,869  $ 743,339  $      --   $   543,433   $      --
 M Fund Inc.  . . . .         --           --         --         --            --          --
 Interest income on
  policy loans  . . .      6,520       20,538     17,802         --            --          --
                        --------   ----------  ---------  ---------   -----------   ---------
Total investment
 income . . . . . . .     23,743      233,407    761,141         --       543,433          --
Expenses:
 Mortality and expense
  risks . . . . . . .     10,492       32,838     26,542      8,796        15,809       8,233
                        --------   ----------  ---------  ---------   -----------   ---------
Net investment income
 (loss) . . . . . . .     13,251      200,569    734,599     (8,796)      527,624      (8,233)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .     29,784       62,140     52,891      3,248        48,210      21,741
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (36,779)   1,295,768     13,239    651,201     1,125,829     204,674
                        --------   ----------  ---------  ---------   -----------   ---------
Net realized and
 unrealized gain
 (loss) on investments    (6,995)   1,357,908     66,130    654,449     1,174,415     226,415
                        --------   ----------  ---------  ---------   -----------   ---------
Net increase in net
 assets resulting from
 operations . . . . .   $  6,256   $1,558,477  $ 800,729  $ 645,653   $ 1,701,663   $ 218,182
                        ========   ==========  =========  =========   ===========   =========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                        INTERNATIONAL BALANCED SUBACCOUNT       MID CAP GROWTH SUBACCOUNT
                        ----------------------------------  ----------------------------------
                           2000        1999        1998       2000         1999         1998
                        -----------  ----------  ---------  ----------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $   1,127    $ 17,211    $ 12,240   $      --   $1,373,009   $  130,303
 M Fund Inc.  . . . .          --          --          --          --           --           --
 Interest income on
  policy loans  . . .          --          --          --          --           --           --
                        ---------    --------    --------   ---------   ----------   ----------
Total investment
 income . . . . . . .       1,127      17,211      12,240          --    1,373,009      130,303
Expenses:
 Mortality and expense
  risks . . . . . . .         268       1,267         826      25,962       34,834        5,242
                        ---------    --------    --------   ---------   ----------   ----------
Net investment income
 (loss) . . . . . . .         859      15,944      11,414     (25,962)   1,338,175      125,061
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      (1,703)      1,061       1,050     874,318      420,826       26,192
 Net unrealized
  appreciation
  (depreciation)
  during the period .      (5,870)     (8,559)     12,294    (649,885)   4,283,452      193,946
                        ---------    --------    --------   ---------   ----------   ----------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .      (7,573)     (7,498)     13,344     224,433    4,704,278      220,138
                        ---------    --------    --------   ---------   ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $  (6,714)   $  8,446    $ 24,758   $ 198,471   $6,042,453   $  345,199
                        =========    ========    ========   =========   ==========   ==========




                           LARGE CAP VALUE SUBACCOUNT           MONEY MARKET SUBACCOUNT
                        ---------------------------------  ---------------------------------
                           2000        1999        1998      2000        1999         1998
                        -----------  ----------  --------  ---------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $   53,189   $ 511,132   $185,232  $ 259,668  $1,134,371   $2,249,510
 M Fund Inc.  . . . .          --           --         --        --           --           --
 Interest income on
  policy loans  . . .          --           --         --     39,531     155,491      154,162
                        ----------   ---------   --------  ---------  ----------   ----------
Total investment
 income . . . . . . .       53,189     511,132    185,232    299,199   1,289,862    2,403,672
Expenses:
 Mortality and expense
  risks . . . . . . .       13,268      36,983     15,356     29,820     146,758      263,735
                        ----------   ---------   --------  ---------  ----------   ----------
Net investment income       39,921     474,149    169,876    269,379   1,143,104    2,139,937
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      (90,136)    123,242     68,953         --          --           --
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (245,175)   (499,454)    64,132         --          --           --
                        ----------   ---------   --------  ---------  ----------   ----------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .     (335,311)   (376,212)   133,085         --          --           --
                        ----------   ---------   --------  ---------  ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ (295,390)  $  97,937   $302,961  $ 269,379  $1,143,104   $2,139,937
                        ==========   =========   ========  =========  ==========   ==========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                                    MID CAP VALUE SUBACCOUNT               SMALL/MID CAP GROWTH SUBACCOUNT
                                               -----------------------------------   --------------------------------------------
                                                 2000       1999          1998           2000            1999             1998
                                               ---------  ----------  -------------  -------------  ---------------  --------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . . .   $     --   $  30,563   $     53,920   $         --   $      840,786    $     93,281
 M Fund Inc. . . . . . . . . . . . . . . . .         --          --             --             --               --              --
 Interest income on policy loans . . . . . .         --          --             --             --               --              --
                                               --------   ---------   ------------   ------------   --------------    ------------
Total investment income  . . . . . . . . . .         --      30,563         53,920             --          840,786          93,281
Expenses:
 Mortality and expense risks . . . . . . . .      6,927      28,106         34,857          7,903           30,491          26,942
                                               --------   ---------   ------------   ------------   --------------    ------------
Net investment income (loss) . . . . . . . .     (6,927)      2,457         19,063         (7,903)         810,295          66,339
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)  . . . . . . . . .    (41,101)   (547,518)        74,634       (138,462)          16,952          33,249
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . .    422,026     657,486       (944,401)       485,947         (590,295)        126,465
                                               --------   ---------   ------------   ------------   --------------    ------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . .    380,925     109,968       (869,767)       347,485         (573,343)        159,714
                                               --------   ---------   ------------   ------------   --------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . .   $373,998   $ 112,425   $   (850,704)  $    339,582   $      236,952    $    226,053
                                               ========   =========   ============   ============   ==============    ============




                           REAL ESTATE EQUITY SUBACCOUNT           GROWTH & INCOME SUBACCOUNT
                        -----------------------------------   --------------------------------------
                          2000        1999         1998          2000          1999          1998
                        ----------  ----------  ------------  ------------  -----------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  79,133   $ 262,930   $   343,976   $   754,111   $35,057,066   $26,306,209
 M Fund Inc.  . . . .          --          --            --            --            --            --
 Interest income on
  policy loans  . . .       4,618      17,361        17,260       588,028     2,279,107     1,996,131
                        ---------   ---------   -----------   -----------   -----------   -----------
Total investment
 income . . . . . . .      83,751     280,291       361,236     1,342,139    37,336,173    28,302,340
Expenses:
 Mortality and expense
  risks . . . . . . .       5,766      24,900        33,890       462,018     1,779,482     1,466,469
                        ---------   ---------   -----------   -----------   -----------   -----------
Net investment income      77,985     255,391       327,346       880,121    35,556,691    26,835,871
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     (56,481)   (168,994)      158,205     1,425,819     5,502,422     3,223,935
 Net unrealized
  appreciation
  (depreciation)
  during the period .      95,421    (220,380)   (1,546,717)    3,226,658     2,405,417    32,918,552
                        ---------   ---------   -----------   -----------   -----------   -----------
Net realized and
 unrealized gain
 (loss) on investments     38,940    (389,374)   (1,388,512)    4,652,477     7,907,839    36,142,487
                        ---------   ---------   -----------   -----------   -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 116,925   $(133,983)  $(1,061,166)  $ 5,532,598   $43,464,530   $62,978,358
                        =========   =========   ===========   ===========   ===========   ===========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                 MANAGED SUBACCOUNT              SHORT-TERM BOND SUBACCOUNT
                        -------------------------------------  ------------------------------
                           2000        1999          1998       2000       1999         1998
                        ----------  ------------  -----------  --------  ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  817,245  $ 9,998,433   $ 9,347,788  $ 3,842   $  15,539    $ 27,350
 M Fund Inc.  . . . .           --           --            --       --          --          --
 Interest income on
  policy loans  . . .      236,141      953,686       854,487       --          --          --
                        ----------  -----------   -----------  -------   ---------    --------
Total investment
 income . . . . . . .    1,053,387   10,952,119    10,202,275    3,842      15,539      27,350
Expenses:
 Mortality and expense
  risks . . . . . . .      163,479      649,802       577,276      360       1,497       2,680
                        ----------  -----------   -----------  -------   ---------    --------
Net investment income
 (loss) . . . . . . .      889,907   10,302,317     9,624,999    3,482      14,042      24,670
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      313,202      996,546       791,245   (1,072)     (8,638)        265
 Net unrealized
  appreciation
  (depreciation)
  during the period .      638,748   (2,108,530)    6,629,458      117      (2,442)     (4,247)
                        ----------  -----------   -----------  -------   ---------    --------
Net realized and
 unrealized gain
 (loss) on investments     951,950   (1,111,984)    7,420,703     (955)    (11,080)     (3,982)
                        ----------  -----------   -----------  -------   ---------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $1,841,857  $ 9,190,333   $17,045,702  $ 2,527   $   2,962    $ 20,688
                        ==========  ===========   ===========  =======   =========    ========




                                                             INTERNATIONAL OPPORTUNITIES
                           SMALL CAP VALUE SUBACCOUNT                SUBACCOUNT
                        ---------------------------------   ------------------------------
                          2000        1999        1998        2000        1999       1998
                        ----------  ----------  ----------  ----------  --------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  15,741   $  79,585   $  12,675   $      --   $241,151   $ 33,443
 M Fund Inc.  . . . .          --          --          --          --         --         --
 Interest income on
  policy loans  . . .          --          --          --          --         --         --
                        ---------   ---------   ---------   ---------   --------   --------
Total investment
 income . . . . . . .      15,741      79,585      12,675          --    241,151     33,443
Expenses:
 Mortality and expense
  risks . . . . . . .       4,955      17,680      11,853      11,099     17,937     21,581
                        ---------   ---------   ---------   ---------   --------   --------
Net investment income
 (loss) . . . . . . .      10,786      61,905         822     (11,099)   223,214     11,862
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     (54,620)    (33,134)     29,257      22,577    155,412     33,474
 Net unrealized
  appreciation
  (depreciation)
  during the period .      31,818    (148,401)   (105,331)    149,567    387,412    272,314
                        ---------   ---------   ---------   ---------   --------   --------
Net realized and
 unrealized gain
 (loss) on investments    (22,802)   (181,535)    (76,074)    172,144    542,824    305,788
                        ---------   ---------   ---------   ---------   --------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ (12,016)  $(119,630)  $ (75,252)  $ 161,045   $766,038   $317,650
                        =========   =========   =========   =========   ========   ========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                            EQUITY INDEX SUBACCOUNT          GLOBAL BOND SUBACCOUNT
                        --------------------------------  -----------------------------
                          2000       1999        1998      2000       1999        1998
                        --------  ----------  ----------  --------  ----------  ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 49,090  $  593,325  $  185,267  $ 3,209   $  37,862    $19,628
 M Fund Inc.  . . . .         --          --          --       --          --         --
 Interest income on
  policy loans  . . .         --          --          --       --          --         --
                        --------  ----------  ----------  -------   ---------    -------
Total investment
 income . . . . . . .     49,090     593,325     185,267    3,209      37,862     19,628
Expenses:
 Mortality and expense
  risks . . . . . . .     24,252      63,950      27,141    1,227       4,084      1,979
                        --------  ----------  ----------  -------   ---------    -------
Net investment income     24,838     529,375     158,126    1,982      33,778     17,649
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    110,558     271,978     443,879   (8,414)       (151)     3,991
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    240,624   1,282,937     585,673   20,874     (52,953)     4,308
                        --------  ----------  ----------  -------   ---------    -------
Net realized and
 unrealized gain
 (loss) on investments   351,182   1,554,915   1,029,552   12,460     (53,104)     8,299
                        --------  ----------  ----------  -------   ---------    -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $376,020  $2,084,290  $1,187,678  $14,442   $ (19,326)   $25,948
                        ========  ==========  ==========  =======   =========    =======




                                                          BRANDES INTERNATIONAL EQUITY
                         TURNER CORE GROWTH SUBACCOUNT             SUBACCOUNT
                        -------------------------------   -----------------------------
                           2000         1999      1998      2000        1999      1998
                        ------------  --------  --------  ----------  --------  ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $       --    $    --   $    --   $      --   $     --   $    --
 M Fund Inc.  . . . .           --    $19,328     2,231          --   $ 16,354    14,444
 Interest income on
  policy loans  . . .           --         --        --          --         --        --
                        ----------    -------   -------   ---------   --------   -------
Total investment
 income . . . . . . .           --     19,328     2,231          --     16,354    14,444
Expenses:
 Mortality and expense
  risks . . . . . . .          468      1,139       565         862      2,166     1,158
                        ----------    -------   -------   ---------   --------   -------
Net investment income
 (loss) . . . . . . .         (468)    18,189     1,666        (862)    14,188    13,286
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .        6,241     26,736     2,780       1,188     11,526       600
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .       25,712     23,628    22,686     (14,134)   122,734     8,581
                        ----------    -------   -------   ---------   --------   -------
Net realized and
 unrealized gain
 (loss) on investments      31,953     50,364    25,466     (12,946)   134,260     9,181
                        ----------    -------   -------   ---------   --------   -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     $ 31,485    $68,553   $27,132   $ (13,808)  $148,448   $22,467
                        ==========    =======   =======   =========   ========   =======



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                                              GLOBAL MARKETS
                         FRONTIER CAPITAL APPRECIATION            EQUITY
                                  SUBACCOUNT                    SUBACCOUNT
                        ------------------------------    ------------------------
                          2000       1999        1998      2000       1999     1998
                        ---------  ----------  ---------  --------  --------  ------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $    --    $     --    $    --    $    --   $ 15,636   $--
 M Fund Inc.  . . . .        --      13,028     12,832         --         --     --
 Interest income on
  policy loans  . . .        --          --         --         --         --     --
                        -------    --------    -------    -------   --------   ---
Total investment
 income . . . . . . .        --      13,028     12,832         --     15,636     --
Expenses:
 Mortality and expense
  risks . . . . . . .       817       4,257     13,446      1,069        466     --
                        -------    --------    -------    -------   --------   ---
Net investment income
 (loss) . . . . . . .      (817)      8,771       (614)    (1,069)    15,170
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     1,328     (59,550)    23,061     21,863      1,838
 Net unrealized
  appreciation
  (depreciation)
  during the period .    89,905      89,369       (840)     6,439     92,713     --
                        -------    --------    -------    -------   --------   ---
Net realized and
 unrealized gain on
 investments. . . . .    91,233      29,819     22,221     28,302     94,551     --
                        -------    --------    -------    -------   --------   ---
Net increase in net
 assets resulting from
 operations . . . . .   $90,416    $ 38,590    $21,607    $27,233   $109,721   $--
                        =======    ========    =======    =======   ========   ===




                                GLOBAL EQUITY              BOND INDEX
                                  SUBACCOUNT               SUBACCOUNT
                            -----------------------  ------------------------
                             2000      1999    1998   2000      1999      1998
                            --------  -------  ----  --------  --------  ------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . . . .   $    --   $   816  $--   $ 1,342   $ 2,971    $--
 M Fund Inc.  . . . . . .        --        --    --       --        --       --
 Interest income on policy
  loans . . . . . . . . .        --        --    --       --        --       --
                            -------   -------  ---   -------   -------    ----
Total investment income .        --       816    --    1,342     2,971       --
Expenses:
 Mortality and expense
  risks . . . . . . . . .       254       378    --      110       270       --
                            -------   -------  ---   -------   -------    ----
Net investment income
 (loss) . . . . . . . . .      (254)      438    --    1,232     2,701       --
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain (loss)       801       196    --      (97)   (1,613)      --
 Net unrealized
  appreciation
  (depreciation) during
  the period  . . . . . .     6,451    20,203   --       636    (1,753)     --
                            -------   -------  ---   -------   -------    ----
Net realized and
 unrealized gain (loss) on
 investments. . . . . . .     7,252    20,399    --      539    (3,366)      --
                            -------   -------  ---   -------   -------    ----
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . .   $ 6,998   $20,837  $--   $ 1,771   $  (665)   $--
                            =======   =======  ===   =======   =======    ====



---------
*  From May 1, 1998 (commencement of operations).
** From May 1, 1999 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                               SMALL/MID CAP CORE        HIGH YIELD BOND
                                   SUBACCOUNT              SUBACCOUNT
                              ---------------------  ------------------------
                               2000    1999    1998   2000      1999      1998
                              ------  -------  ----  --------  --------  ------
Investment income:
Distributions received from:
 John Hancock Variable
  Series Trust I  . . . . .   $   10  $ 2,971  $--   $ 2,054   $ 3,011    $--
 M Fund Inc.  . . . . . . .       --       --    --       --        --      --
 Interest income on policy
  loans . . . . . . . . . .       --       --    --       --        --      --
                              ------  -------  ---   -------   -------    ---
Total investment income . .       10    6,699    --    2,054     3,011      --
Expenses:
 Mortality and expense risks     149      335    --      134       220      --
                              ------  -------  ---   -------   -------    ---
Net investment income . . .      139    6,364    --    1,920     2,791      --
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss) .      134    1,093    --     (278)     (396)     --
 Net unrealized appreciation
  (depreciation) during the
  period. . . . . . . . . .    1,709    4,719    --   (4,859)   (1,172)     --
                              ------  -------  ---   -------   -------    ---
Net realized and unrealized
 gain (loss) on investments    1,843    5,812    --   (5,137)   (1,568)     --
                              ------  -------  ---   -------   -------    ---
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .   $1,704  $12,176  $--   $(3,217)  $ 1,223    $--
                              ======  =======  ===   =======   =======    ===




                                                             ENHANCED U.S.
                                                           EQUITY SUBACCOUNT
                                                          -------------------
                                                          2000    1999    1998
                                                          -----  ------  ------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . . . . . .   $ --   $   --   $--
 M Fund Inc.  . . . . . . . . . . . . . . . . . . . . .     --    1,435     --
 Interest income on policy loans  . . . . . . . . . . .     --       --     --
                                                          ----   ------   ---
Total investment income . . . . . . . . . . . . . . . .     --    1,435     --
Expenses:
 Mortality and expense risks  . . . . . . . . . . . . .     29       61     --
                                                          ----   ------   ---
Net investment income (loss)  . . . . . . . . . . . . .    (29)   1,374     --
Net realized and unrealized gain (loss) on investments:
 Net realized gain  . . . . . . . . . . . . . . . . . .    276       11     --
 Net unrealized appreciation during the period  . . . .    101    1,285     --
                                                          ----   ------   ---
Net realized and unrealized gain on investments . . . .    377    1,296     --
                                                          ----   ------   ---
Net increase in net assets resulting from operations  .   $348   $2,670   $--
                                                          ====   ======   ===



---------
*  From May 1, 1998 (commencement of operations).
** From May 1, 1999 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                                     LARGE CAP GROWTH SUBACCOUNT                SOVEREIGN BOND SUBACCOUNT
                                               ---------------------------------------   ---------------------------------------
                                                  2000          1999          1998          2000          1999           1998
                                               ------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . . .   $    18,230   $ 6,329,395   $ 2,820,359   $ 1,035,289   $ 5,481,982    $ 5,578,813
 Net realized gain (loss)  . . . . . . . . .       331,582     1,146,308       433,509      (367,297)     (388,883)      (142,628)
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . .     2,976,234       320,087     4,558,660       636,719    (5,439,148)      (102,600)
                                               -----------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . .     3,326,046     7,795,790     7,812,528     1,304,711      (346,049)     5,333,585
From policyholder transactions:
 Net premiums from policyholders . . . . . .     5,859,645    10,950,682     6,922,934     4,481,558    11,668,600     10,038,753
 Net benefits to policyholders . . . . . . .    (2,722,620)   (5,776,293)   (3,869,320)   (3,620,100)   (7,543,864)    (7,974,328)
 Net increase in policy loans  . . . . . . .       289,900            --            --        63,900            --             --
                                               -----------   -----------   -----------   -----------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions . . . . . . . . .     3,426,925     5,174,389     3,053,614       925,358     4,124,736      2,064,425
                                               -----------   -----------   -----------   -----------   -----------    -----------
Net increase in net assets . . . . . . . . .     6,752,971    12,970,179    10,866,142     2,230,069     3,778,687      7,398,010
Net assets at beginning of period  . . . . .   $44,028,437    31,058,258    20,192,116   $80,889,582    77,110,895     69,712,885
                                               -----------   -----------   -----------   -----------   -----------    -----------
Net assets at end of period  . . . . . . . .   $50,781,408   $44,028,437   $31,058,258   $83,119,651   $80,889,582    $77,110,895
                                               ===========   ===========   ===========   ===========   ===========    ===========




                                                    INTERNATIONAL EQUITY INDEX
                                                            SUBACCOUNT                     SMALL CAP GROWTH SUBACCOUNT
                                              --------------------------------------   ------------------------------------
                                                 2000         1999          1998          2000         1999          1998
                                              -----------  ------------  ------------  -----------  -----------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . .      $13,252   $   200,569   $   734,599     $ (8,796)  $  527,624    $   (8,233)
 Net realized gain  . . . . . . . . . . . .       29,784        62,140        52,891        3,248       48,210        21,741
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .      (36,779)    1,295,768        13,239      651,201    1,125,829       204,674
                                              ----------   -----------   -----------   ----------   ----------    ----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . .        6,257     1,558,477       800,729      645,653    1,701,663       218,182
From policyholder transactions:
 Net premiums from policyholders  . . . . .    1,029,865     1,634,643     1,489,281    1,949,600    1,398,160       891,480
 Net benefits to policyholders  . . . . . .     (442,743)   (1,119,500)   (1,347,312)    (239,156)    (390,180)     (269,586)
 Net increase in policy loans . . . . . . .       54,486            --            --           --           --            --
                                              ----------   -----------   -----------   ----------   ----------    ----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . .      641,608       515,143       141,969    1,710,444    1,007,980       621,894
                                              ----------   -----------   -----------   ----------   ----------    ----------
Net increase in net assets  . . . . . . . .      647,865     2,073,620       942,698    2,356,096    2,709,643       840,076
Net assets at beginning of period . . . . .   $5,107,374     5,107,374     4,164,676   $4,511,934    1,802,291       962,215
                                              ----------   -----------   -----------   ----------   ----------    ----------
Net assets at end of period . . . . . . . .   $7,828,859   $ 7,180,994   $ 4,164,676   $6,868,030   $4,511,934    $1,802,291
                                              ==========   ===========   ===========   ==========   ==========    ==========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                                 INTERNATIONAL BALANCED SUBACCOUNT             MID CAP GROWTH SUBACCOUNT
                                                ------------------------------------   -----------------------------------------
                                                  2000         1999         1998          2000           1999            1998
                                                ----------  -----------  ------------  ------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . .   $     859   $   15,944   $    11,414   $   (25,962)  $  1,338,175    $    125,061
 Net realized gain (loss) . . . . . . . . . .      (1,703)       1,061         1,050       874,318        420,826          26,192
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . .      (5,870)      (8,559)       12,294      (649,885)     4,283,452         193,946
                                                ---------   ----------   -----------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . . . .      (6,714)       8,446        24,758       198,471      6,042,453         345,199
From policyholder transactions:
 Net premiums from policyholders  . . . . . .      19,174      115,573       150,466     5,214,988      7,041,199         772,359
 Net benefits to policyholders  . . . . . . .     (54,015)    (133,983)      (50,204)   (2,221,205)      (947,660)       (211,806)
 Net increase in policy loans . . . . . . . .          --           --            --            --             --              --
                                                ---------   ----------   -----------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions . .     (34,841)     (18,410)      100,262     2,993,783      6,093,539         560,553
                                                ---------   ----------   -----------   -----------   ------------    ------------
Net increase (decrease) in net assets . . . .     (41,555)      (9,964)      125,020     3,192,254     12,135,992         905,752
Net assets at beginning of period . . . . . .   $ 200,368      210,332        85,312   $13,609,574      1,473,582         567,830
                                                ---------   ----------   -----------   -----------   ------------    ------------
Net assets at end of period . . . . . . . . .   $ 158,813   $  200,368   $   210,332   $16,801,828   $ 13,609,574    $  1,473,582
                                                =========   ==========   ===========   ===========   ============    ============




                                                   LARGE CAP VALUE SUBACCOUNT                  MONEY MARKET SUBACCOUNT
                                             --------------------------------------   ------------------------------------------
                                                2000          1999          1998         2000           1999             1998
                                             ------------  ------------  -----------  ------------  --------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . .   $    39,921   $   474,149   $  169,876   $   269,379   $   1,143,104    $  2,139,937
 Net realized gain (loss)  . . . . . . . .       (90,136)      123,242       68,953            --              --              --
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . .      (245,175)     (499,454)      64,132            --              --              --
                                             -----------   -----------   ----------   -----------   -------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . .      (295,390)       97,937      302,961       269,379       1,143,104       2,139,937
From policyholder transactions:
 Net premiums from policyholders . . . . .     2,389,260     5,449,922    2,321,440     2,404,134      16,733,655      55,692,824
 Net benefits to policyholders . . . . . .    (1,003,407)   (1,059,147)    (528,449)   (2,177,192)    (46,642,184)    (22,850,788)
 Net increase in policy loans  . . . . . .            --            --           --        24,864              --        (198,682)
                                             -----------   -----------   ----------   -----------   -------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions      1,385,853     4,390,775    1,792,991       251,806     (29,908,529)     32,643,354
                                             -----------   -----------   ----------   -----------   -------------    ------------
Net increase (decrease) in net assets  . .     1,090,463     4,488,712    2,095,952       521,185     (28,765,425)     34,783,291
Net assets at beginning of period  . . . .   $ 8,262,787     3,774,075    1,678,123   $20,503,106      49,268,531      14,485,240
                                             -----------   -----------   ----------   -----------   -------------    ------------
Net assets at end of period  . . . . . . .   $ 9,353,250   $ 8,262,787   $3,774,075   $21,024,290   $  20,503,106    $ 49,268,531
                                             ===========   ===========   ==========   ===========   =============    ============



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                                   MID CAP VALUE SUBACCOUNT              SMALL/MID CAP GROWTH SUBACCOUNT
                                            --------------------------------------   ---------------------------------------
                                               2000         1999          1998          2000          1999           1998
                                            -----------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .   $   (6,927)  $     2,457   $    19,063   $    (7,903)  $   810,295    $    66,339
 Net realized gain (loss) . . . . . . . .      (41,101)     (547,518)       74,634      (138,462)       16,952         33,249
 Net unrealized appreciation
  (depreciation) during the period  . . .      422,026       657,486      (944,401)      485,947      (590,295)       126,465
                                            ----------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .      373,998       112,425      (850,704)      339,582       236,952        226,053
From policyholder transactions:
 Net premiums from policyholders  . . . .      299,060     2,086,192     5,639,732       353,544     1,533,102      1,812,713
 Net benefits to policyholders  . . . . .     (452,541)   (3,546,814)     (775,357)     (774,040)   (1,200,248)    (1,214,489)
 Net increase in policy loans . . . . . .           --            --            --            --            --             --
                                            ----------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions     (153,481)   (1,460,622)    4,864,375      (420,497)      332,854        598,224
                                            ----------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets . .      220,517    (1,348,197)    4,013,671       (80,914)      569,806        824,277
Net assets at beginning of period . . . .    4,701,632     6,049,829     2,036,158     5,486,044     4,916,238      4,091,961
                                            ----------   -----------   -----------   -----------   -----------    -----------
Net assets at end of period . . . . . . .   $4,922,149   $ 4,701,632   $ 6,049,829   $ 5,405,130   $ 5,486,044    $ 4,916,238
                                            ==========   ===========   ===========   ===========   ===========    ===========




                                                 REAL ESTATE EQUITY SUBACCOUNT
                                            ---------------------------------------
                                               2000          1999          1998
                                            ------------  ------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $    77,984   $   255,391   $   327,346
 Net realized gain (loss) . . . . . . . .       (56,481)     (168,994)      158,205
 Net unrealized appreciation
  (depreciation) during the period  . . .        95,421      (220,380)   (1,546,717)
                                            -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .       116,924      (133,983)   (1,061,166)
From policyholder transactions:
 Net premiums from policyholders  . . . .       179,951       968,627     3,382,263
 Net benefits to policyholders  . . . . .      (299,820)   (2,335,552)   (1,663,696)
 Net increase in policy loans . . . . . .         7,003            --        (1,103)
                                            -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions      (112,866)   (1,366,925)    1,717,464
                                            -----------   -----------   -----------
Net increase (decrease) in net assets . .         4,058    (1,500,908)      656,298
Net assets at beginning of period . . . .     4,030,100     5,531,008     4,874,710
                                            -----------   -----------   -----------
Net assets at end of period . . . . . . .   $ 4,034,158   $ 4,030,100   $ 5,531,008
                                            ===========   ===========   ===========
                                                    GROWTH & INCOME SUBACCOUNT
                                            -------------------------------------------
                                                2000            1999            1998
                                            --------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $     880,121   $ 35,556,691    $ 26,835,871
 Net realized gain (loss) . . . . . . . .       1,425,819      5,502,422       3,223,935
 Net unrealized appreciation
  (depreciation) during the period  . . .       3,226,658      2,405,417      32,918,552
                                            -------------   ------------    ------------
Net increase (decrease) in net assets           5,532,598     43,464,530      62,978,358
 resulting from operations  . . . . . . .
From policyholder transactions:
 Net premiums from policyholders  . . . .       9,232,088     34,593,082      35,108,834
 Net benefits to policyholders  . . . . .     (10,377,163)   (34,650,911)    (29,649,984)
 Net increase in policy loans . . . . . .          99,049             --       3,672,137
                                            -------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions      (1,046,026)       (57,829)      9,130,987
                                            -------------   ------------    ------------
Net increase (decrease) in net assets . .       4,486,572     43,406,701      72,109,345
Net assets at beginning of period . . . .     340,500,097    297,093,396     224,984,051
                                            -------------   ------------    ------------
Net assets at end of period . . . . . . .   $ 344,986,669   $340,500,097    $297,093,396
                                            =============   ============    ============



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                                                        MANAGED SUBACCOUNT
                                            ------------------------------------------
                                                2000           1999           1998
                                            -------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $    889,906   $ 10,302,317   $  9,624,999
 Net realized gain (loss) . . . . . . . .        313,202        996,546        791,245
 Net unrealized appreciation
  (depreciation) during the period  . . .        638,748     (2,108,530)     6,629,458
                                            ------------   ------------   ------------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . .      1,841,856      9,190,333     17,045,702
From policyholder transactions:
 Net premiums from policyholders  . . . .      2,717,887     13,430,282     13,116,210
 Net benefits to policyholders  . . . . .     (4,995,864)   (14,305,859)   (14,539,301)
 Net increase in policy loans . . . . . .         18,779             --      1,134,137
                                            ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . . . .     (2,259,198)      (875,577)      (288,954)
                                            ------------   ------------   ------------
Net increase (decrease) in net assets . .       (417,342)     8,314,756     16,756,748
Net assets at beginning of period . . . .    119,129,419    110,814,663     94,057,915
                                            ------------   ------------   ------------
Net assets at end of period . . . . . . .   $  8,712,077   $119,129,419   $110,814,663
                                            ============   ============   ============
                                                   SHORT-TERM BOND SUBACCOUNT
                                            ----------------------------------------
                                                2000          1999           1998
                                            -------------  -----------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $      3,482   $   14,042    $     24,670
 Net realized gain (loss) . . . . . . . .         (1,072)      (8,638)            265
 Net unrealized appreciation
  (depreciation) during the period  . . .            117       (2,442)         (4,247)
                                            ------------   ----------    ------------
Net increase in net assets resulting from          2,527        2,962          20,688
 operations . . . . . . . . . . . . . . .
From policyholder transactions:
 Net premiums from policyholders  . . . .         30,879      109,732         420,697
 Net benefits to policyholders  . . . . .        (31,087)    (370,270)        (71,999)
 Net increase in policy loans . . . . . .             --           --              --
                                            ------------   ----------    ------------
Net increase (decrease) in net assets
 resulting from policyholder                        (208)
 transactions . . . . . . . . . . . . . .   ------------     (260,538)        348,698
                                                           ----------    ------------
Net increase (decrease) in net assets . .          2,319     (257,576)        369,386
Net assets at beginning of period . . . .        238,913      496,489         127,103
                                            ------------   ----------    ------------
Net assets at end of period . . . . . . .   $    241,232   $  238,913    $    496,489
                                            ============   ==========    ============




                                              SMALL CAP VALUE SUBACCOUNT         INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                                         ------------------------------------   ---------------------------------------
                                            2000         1999         1998         2000           1999           1998
                                         -----------  -----------  -----------  ------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  . . . .   $   10,786   $   61,905   $      822   $  (11,099)   $   223,214     $   11,862
 Net realized gain (loss)  . . . . . .      (54,620)     (33,134)      29,257       22,577        155,412         33,474
 Net unrealized appreciation
  (depreciation) during the period . .       31,818     (148,401)    (105,331)     149,567        387,412        272,314
                                         ----------   ----------   ----------   ----------    -----------     ----------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      (12,016)    (119,630)     (75,252)     161,045        766,038        317,650
From policyholder transactions:
 Net premiums from policyholders . . .      109,194    1,483,922    1,644,666    4,426,626      2,354,681      3,814,201
 Net benefits to policyholders . . . .     (207,837)    (447,402)    (270,585)     (83,453)    (3,673,500)      (339,134)
 Net increase in policy loans  . . . .           --           --           --           --             --             --
                                         ----------   ----------   ----------   ----------    -----------     ----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions  . . . . . . . . . . . .      (98,643)   1,036,520    1,374,081    4,343,173     (1,318,819)     3,475,067
                                         ----------   ----------   ----------   ----------    -----------     ----------
Net increase (decrease) in net assets      (110,659)     916,890    1,298,829    4,504,218       (552,781)     3,792,717
Net assets at beginning of period  . .    3,467,392    2,550,502    1,251,673    3,628,943      4,181,724        389,007
                                         ----------   ----------   ----------   ----------    -----------     ----------
Net assets at end of period  . . . . .   $3,356,733   $3,467,392   $2,550,502   $8,133,161    $ 3,628,943     $4,181,724
                                         ==========   ==========   ==========   ==========    ===========     ==========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                     YEARS AND PERIODS ENDED MARCH 31, 2000


                               EQUITY INDEX SUBACCOUNT               GLOBAL BOND SUBACCOUNT
                        --------------------------------------   -------------------------------
                           2000          1999          1998        2000       1999         1998
                        ------------  ------------  -----------  ---------  ----------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $    24,838   $   529,375   $  158,126   $  1,982   $  33,778    $ 17,649
 Net realized gain
  (loss). . . . . . .       110,558       271,978      443,879     (8,414)       (151)      3,991
 Net unrealized
  appreciation
  (depreciation)
  during the period .       240,624     1,282,937      585,673     20,874     (52,953)      4,308
                        -----------   -----------   ----------   --------   ---------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       376,020     2,084,290    1,187,678     14,442     (19,326)     25,948
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     3,636,358     6,697,385    4,822,053     32,150     696,619     381,025
 Net benefits to
  policyholders . . .    (1,089,522)   (1,623,429)    (885,493)   (73,176)   (317,999)    (83,865)
 Net increase in
  policy loans  . . .            --            --           --         --          --          --
                        -----------   -----------   ----------   --------   ---------    --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     2,546,836     5,073,956    3,936,560    (41,026)    378,620     297,159
                        -----------   -----------   ----------   --------   ---------    --------
Net increase
 (decrease) in net
 assets . . . . . . .     2,922,856     7,158,246    5,124,238    (26,584)    359,294     323,107
Net assets at
 beginning of period    $14,406,079     7,247,833    2,123,595   $829,718     470,424     147,317
                        -----------   -----------   ----------   --------   ---------    --------
Net assets at end of
 period . . . . . . .   $ 7,328,935   $14,406,079   $7,247,833   $803,134   $ 829,718    $470,424
                        ===========   ===========   ==========   ========   =========    ========




                         TURNER CORE GROWTH SUBACCOUNT      BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                        --------------------------------   ----------------------------------------
                          2000       1999        1998          2000           1999           1998
                        ---------  ----------  ----------  -------------  -------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (468)  $  18,189   $   1,666    $    (862)     $  14,188       $ 13,286
 Net realized gain  .      6,241      26,736       2,780        1,188         11,526            600
 Net unrealized
  appreciation
  (depreciation)
  during the period .     25,712      23,628      22,686      (14,134)       122,734          8,581
                        --------   ---------   ---------    ---------      ---------       --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     31,485      68,553      27,132      (13,808)       148,448         22,467
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     69,137     109,802      39,070      188,196        152,629        141,892
 Net benefits to
  policyholders . . .    (13,735)    (45,555)     (9,835)       9,146        (31,332)       (34,941)
 Net increase in
  policy loans  . . .        --           --          --           --             --             --
                        --------   ---------   ---------    ---------      ---------       --------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     55,402      64,247      29,235      197,342        121,297        106,951
                        --------   ---------   ---------    ---------      ---------       --------
Net increase in net
 assets . . . . . . .     86,887     132,800      56,367      183,534        269,745        129,418
Net assets at
 beginning of period    $257,807     125,007      68,640    $ 525,502        255,757        126,339
                        --------   ---------   ---------    ---------      ---------       --------
Net assets at end of
 period . . . . . . .   $344,694   $ 257,807   $ 125,007    $ 709,036      $ 525,502       $255,757
                        ========   =========   =========    =========      =========       ========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED MARCH 31


                           FRONTIER CAPITAL APPRECIATION      EMERGING MARKETS EQUITY
                                    SUBACCOUNT                      SUBACCOUNT
                        -----------------------------------   ------------------------
                          2000        1999          1998         2000          1999
                        ---------  ------------  -----------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (817)  $     8,771   $     (614)  $   (1,069)    $ 15,170
 Net realized gain
  (loss). . . . . . .      1,328       (59,550)      23,061       21,863        1,838
 Net unrealized
  appreciation
  (depreciation)
  during the period .     89,905        89,369         (840)       6,439       92,713
                        --------   -----------   ----------   ----------     --------
Net increase in net
 assets resulting from
 operations . . . . .     90,416        38,590       21,607       27,233      109,721
From policyholder
 transactions:
 Net premiums from
  policyholders . . .    108,533       103,675    2,465,299      629,596      336,277
 Net benefits to
  policyholders . . .       (475)   (2,221,410)    (227,386)     (91,967)      (8,915)
 Net increase in
  policy loans  . . .         --            --           --           --           --
                        --------   -----------   ----------   ----------     --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .    108,058    (2,117,735)   2,237,913      537,629      327,362
                        --------   -----------   ----------   ----------     --------
Net increase
 (decrease) in net
 assets . . . . . . .    198,474    (2,079,145)   2,259,520      564,862      437,083
Net assets at
 beginning of period    $453,983   $ 2,533,128   $  273,608   $  437,812     $    729
                        --------   -----------   ----------   ----------     --------
Net assets at end of
 period . . . . . . .   $652,457   $   453,983   $2,533,128   $1,002,674     $437,812
                        ========   ===========   ==========   ==========     ========





                                                                      SMALL/MID CAP
                           GLOBAL EQUITY          BOND INDEX              CORE
                            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                        -------------------   ------------------   -------------------
                          2000       1999      2000       1999       2000        1999
                        ---------  ---------  --------  ---------  ---------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (254)  $    438   $ 1,232   $  2,701   $   (140)   $  6,364
 Net realized gain
  (loss). . . . . . .        801        196       (97)    (1,613)       134       1,093
 Net unrealized
  appreciation
  (depreciation)
  during the period .      6,451     20,203       636     (1,753)     1,709       4,719
                        --------   --------   -------   --------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .      6,998     20,837     1,771       (665)     1,703      12,176
From policyholder
 transactions:
 Net premiums from
  policyholders . . .    121,807    125,955     2,848     80,921     73,094      44,493
 Net benefits to
  policyholders . . .    (53,893)   (15,572)   (3,307)   (20,596)      (311)    (12,003)
 Net increase in
  policy loans  . . .         --         --        --         --         --          --
                        --------   --------   -------   --------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     67,914    110,383      (461)    60,325     72,783      32,490
                        --------   --------   -------   --------   --------    --------
Net increase in net
 assets . . . . . . .     74,912    131,220     1,310     59,660     74,486      44,666
Net assets at
 beginning of period    $147,715   $ 16,495   $74,209   $ 14,549   $ 77,365    $ 32,699
                        --------   --------   -------   --------   --------    --------
Net assets at end of
 period . . . . . . .   $222,627   $147,715   $75,519   $ 74,209   $151,851    $ 77,365
                        ========   ========   =======   ========   ========    ========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED MARCH 31


                                           HIGH YIELD           ENHANCED
                                              BOND            U.S. EQUITY
                                           SUBACCOUNT          SUBACCOUNT
                                       ------------------   -----------------
                                         2000      1999      2000       1999
                                       ---------  --------  --------  ---------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)  . . .   $  1,920   $ 2,791   $   (29)   $ 1,374
 Net realized gain (loss)  . . . . .       (278)     (396)      276         11
 Net unrealized appreciation
  (depreciation) during the period .     (4,859)   (1,172)      101      1,285
                                       --------   -------   -------    -------
Net increase (decrease) in net assets
 resulting from operations . . . . .     (3,217)    1,223       348      2,670
From policyholder transactions:
 Net premiums from policyholders . .     80,978    69,375    10,189     15,505
 Net benefits to policyholders . . .    (55,118)       --    (8,040)        --
 Net increase in policy loans  . . .         --        --        --         --
                                       --------   -------   -------    -------
Net increase in net assets resulting
 from policyholder transactions  . .     25,860    69,375     2,149     15,505
                                       --------   -------   -------    -------
Net increase in net assets . . . . .     22,643    70,598     2,497     18,175
Net assets at beginning of period  .   $ 76,051   $ 5,453   $18,175    $    --
                                       --------   -------   -------    -------
Net assets at end of period  . . . .   $ 98,694   $76,051   $20,672    $18,175
                                       ========   =======   =======    =======



---------
From May 1, 1998 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 MARCH 31, 1999

1. ORGANIZATION

  John Hancock Mutual Variable Life Insurance Account UV (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMLICO or John Hancock). John Hancock Mutual Variable Life Insurance Account UV was formed to fund variable life insurance policies (Policies) issued by JHMLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHMLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHMLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHMLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHMLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHMLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Policies funded in the Account. Currently, JHMLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

 Expenses

  JHMLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

  JHMLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily.

3. TRANSACTIONS WITH AFFILIATES

  JHMLICO acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHMLICO or the Fund.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at March 31, 2000 were as follows:


       PORTFOLIO          SHARES OWNED      COST          VALUE
       ---------          ------------  ------------  --------------
Large Cap Growth  . . .     1,633,552   $ 37,288,256   $ 50,781,408
Sovereign Bond  . . . .     7,902,734     77,657,389     83,119,650
International Equity
 Index  . . . . . . . .       379,277      6,309,196      7,828,858
Small Cap Growth  . . .       311,882      4,799,905      6,868,030
International Balanced         16,337        163,971        158,814
Mid Cap Growth  . . . .       559,598     12,906,023     16,801,827
Large Cap Value . . . .       715,920      9,930,771      9,353,251
Money Market  . . . . .     1,883,826     18,838,259     21,024,291
Mid Cap Value . . . . .       355,336      4,627,498      4,922,149
Small/Mid Cap Growth  .       359,627      5,472,409      5,405,130
Real Estate Equity  . .       324,077      4,583,675      4,034,158
Growth & Income . . . .    15,352,576    242,582,888    344,986,670
Managed . . . . . . . .     6,759,393     95,017,092    118,712,077
Short-Term Bond . . . .        24,785        246,700        241,232
Small Cap Value . . . .       308,973      3,584,770      3,356,732
International
 Opportunities  . . . .       536,545      7,328,983      8,133,161
Equity Index  . . . . .       830,294     15,051,579     17,328,934
Global Bond . . . . . .        80,235        826,656        803,134
Turner Core Growth  . .        13,608        265,402        344,693
Brandes International
 Equity . . . . . . . .        47,270        594,396        709,036
Frontier Capital
 Appreciation . . . . .        25,799        440,247        652,456
Emerging Markets
 Equity . . . . . . . .        76,281        903,587      1,002,674
Global Equity . . . . .        17,655        196,278        222,627
Bond Index  . . . . . .         8,003         76,376         75,519
Small/Mid Cap CORE  . .        14,377        143,537        151,851
High Yield Bond . . . .        11,514        104,070         98,694
Enhanced U.S. Equity  .           982          9,099         20,672

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

  Purchases, including reinvestment of dividend distributions and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 2000, were as follows:


                PORTFOLIO                 PURCHASES      SALES
                ---------                 ----------  ------------
 Large Cap Growth . . . . . . . . . . .   $3,853,906   $  737,730
 Sovereign Bond . . . . . . . . . . . .    4,093,503    2,636,307
 International Equity Index . . . . . .      730,780      174,525
 Small Cap Growth . . . . . . . . . . .    1,707,603        5,446
 International Balanced . . . . . . . .       16,417       50,789
 Mid Cap Growth . . . . . . . . . . . .    4,611,653    1,643,566
 Large Cap Value  . . . . . . . . . . .    2,325,879      918,257
 Money Market . . . . . . . . . . . . .    1,904,934    1,417,847
 Mid Cap Value  . . . . . . . . . . . .      209,163      369,492
 Small/Mid Cap Growth . . . . . . . . .      212,104      640,417
 Real Estate Equity . . . . . . . . . .      125,568      205,190
 Growth & Income  . . . . . . . . . . .    3,934,928    4,518,333
 Managed  . . . . . . . . . . . . . . .    1,305,732    2,993,499
 Short-Term Bond  . . . . . . . . . . .       25,840       23,816
 Small Cap Value  . . . . . . . . . . .       86,690      178,525
 International Opportunities  . . . . .    4,436,279      104,072
 Equity Index . . . . . . . . . . . . .    3,270,015      713,472
 Global Bond  . . . . . . . . . . . . .       57,637       99,662
 Turner Core Growth . . . . . . . . . .       68,401       13,462
 Brandes International Equity . . . . .      200,576        4,084
 Frontier Capital Appreciation  . . . .      110,984        3,733
 Emerging Markets Equity  . . . . . . .      603,977       67,401
 Global Equity  . . . . . . . . . . . .       71,989        4,326
 Bond Index . . . . . . . . . . . . . .        3,617        3,255
 Small/Mid Cap CORE . . . . . . . . . .       73,551          905
 High Yield Bond  . . . . . . . . . . .       30,846        3,740
 Enhanced U.S. Equity . . . . . . . . .           --        8,067

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

5. NET ASSETS

  Accumulation shares attributable to net assets of policyholders and accumulation share values for each subaccount at March 31, 2000 were as follows:


                                      VLI CLASS #1                MVL CLASS #3               FLEX CLASS #4
                               --------------------------  --------------------------  --------------------------
                               ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                      ------------  ------------  ------------  ------------  ------------  --------------
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                    --            --          34,583        $85.40        329,328        $85.40
Sovereign Bond                      --            --          14,534         24.06      1,306,891         24.06
International Equity Index          --            --          14,424         27.50        149,444         27.50
Small Cap Growth                    --            --          49,177         24.96        194,052         24.96
International Balanced              --            --           5,799         12.89          3,533         12.89
Mid Cap Growth                      --            --         104,808         36.51        301,510         36.51
Large Cap Value                     --            --          52,445         15.69        488,310         15.69
Money Market                        --            --          61,717         18.33        535,463         18.33
Mid Cap Value                       --            --          47,386         15.22        229,580         15.22
Small/Mid Cap Growth                --            --          23,537         21.17        218,694         21.17
Real Estate Equity                  --            --           8,416         22.83        106,638         22.83
Growth & Income                     --            --         109,065         69.25      1,908,532         69.25
Managed                             --            --          44,971         40.30      1,175,913         40.30
Short-Term Bond                     --            --           2,093         13.12         13,560         13.12
Small Cap Value                     --            --          30,955         12.28        214,842         12.28
International Opportunities         --            --          16,490         16.50        452,700         16.50
Equity Index                        --            --         183,383         23.56        459,297         23.56
Global Bond                         --            --          14,099         12.38         39,977         12.38
Turner Core Growth                  --            --           2,814         29.04          9,049         29.04
Brandes International Equity        --            --           8,079         16.55         23,235         16.55
Frontier Capital Appreciation       --            --           1,176         25.24         19,395         25.24
Emerging Markets Equity             --            --           8,868         13.69         54,726         13.69
Global Equity                       --            --           7,055         12.69          2,350         12.69
Bond Index                          --            --           4,203         10.59          2,681         10.59
Small/Mid Cap CORE                  --            --           1,763         11.57            383         11.57
High Yield Bond                     --            --           6,458          9.76            580          9.76
Enhanced U.S. Equity                --            --           1,557         13.28             --         13.28

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                    FLEX II CLASS #5              VEP CLASS #7                VEP CLASS #8
                               --------------------------  --------------------------  --------------------------
                               ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION  ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES     SHARE VALUES     SHARES     SHARE VALUES     SHARES      SHARE VALUES
---------                      ------------  ------------  ------------  ------------  ------------  --------------
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                  19,489        $85.40        12,989       $  36.64       13,461        $  36.75
Sovereign Bond                     8,610         24.06         6,766          14.01        5,802           14.05
International Equity Index         8,227         27.50        12,120          17.49        6,404           17.55
Small Cap Growth                  24,735         24.96         5,579          24.93        1,643           24.98
International Balanced             2,859         12.89           132          12.87            0           12.90
Mid Cap Growth                    30,222         36.51        11,755          36.47       11,939           36.54
Large Cap Value                   35,338         15.69        10,347          15.68        9,512           15.71
Money Market                       7,906         18.33         7,536        13.2464        7,414           13.29
Mid Cap Value                     22,518         15.22        23,069          15.21          754           15.24
Small/Mid Cap Growth               6,004         21.17         2,703          21.14        4,334           21.20
Real Estate Equity                 6,206         22.83           487          14.85           --           14.89
Growth & Income                       --            --        65,422          31.41       23,206           31.51
Managed                           24,560         40.30        12,863          21.22        9,853           21.29
Short --Term Bond                  1,719         13.12           892          13.10           --           13.14
Small Cap Value                   18,920         12.28         7,017          12.27        1,581           12.29
International Opportunities        9,975         16.50         8,101          16.48        5,782           16.51
Equity Index                      57,154         23.56        24,275          23.54       11,362           23.58
Global Bond                        6,387         12.38         4,387          12.37           --           12.39
Turner Core Growth                    --         29.04            --          31.21           --           31.28
Brandes International Equity         563         16.55           751          16.32       10,360           16.35
Frontier Capital Appreciation        294         25.24           234          27.20        4,361           27.26
Emerging Markets Equity            3,883         13.69         5,834          13.69           --           13.70
Global Equity                        155         12.69         3,334          12.68           --         12.6927
Bond Index                           162         10.59            83          10.59           --         10.5957
Small/Mid Cap CORE                    79         11.57        10,910          11.56           --           11.57
High Yield Bond                    1,371          9.76         1,702           9.76           --          9.7676
Enhanced U.S. Equity                  --         13.28            --          17.51           --           17.54

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                      VEP CLASS #9
                               --------------------------
                               ACCUMULATION   ACCUMULATION
PORTFOLIO                         SHARES      SHARE VALUES
---------                      ------------  --------------
Large Cap Growth                  1,570         $  36.87
Sovereign Bond                       --            14.10
International Equity Index           --            17.60
Small Cap Growth                     --            25.03
International Balanced               --            12.93
Mid Cap Growth                       --            36.61
Large Cap Value                      --            15.74
Money Market                         --            13.33
Mid Cap Value                        --            15.27
Small/Mid Cap Growth                 --            21.26
Real Estate Equity                   --          14.9418
Growth & Income                   2,475            31.60
Managed                              --          21.3523
Short-Term Bond                      --            13.18
Small Cap Value                      --            12.32
International Opportunities          --            16.54
Equity Index                         --            23.63
Global Bond                          --            12.41
Turner Core Growth                   --            31.33
Brandes International Equity         --            16.39
Frontier Capital Appreciation        --            27.31
Emerging Markets Equity              --           13.711
Global Equity                     4,649            12.70
Bond Index                           --               11
Small/Mid Cap CORE                   --            11.58
High Yield Bond                      --             9.78
Enhanced U.S. Equity                 --          17.5629

SUPPLEMENT DATED JUNE 30, 2000
TO
PROSPECTUS DATED MAY 1, 2000

The prospectus for the John Hancock Variable Series Trust I is hereby amended as follows:

 . The American Leaders Large Cap Value Fund and the Core Bond Fund are added to the John Hancock Variable Series Trust I and the Goal and Strategy, Subadviser, Past Performance, Main Risks and Financial Highlights of each Fund, as set forth on pages 2 through 5 of this Supplement, are added to the prospectus.

 . The pages of the prospectus that describe the Goal and Strategy, Subadviser, Past Performance, Main Risks and Financial Highlights of the Real Estate Equity Fund are deleted and replaced by the material on pages 6 and 7 of this Supplement. The material on pages 6 and 7 of this Supplement describe a new "multi-manager" approach for the Real Estate Equity Fund.

 . The Section of the prospectus entitled "Funds' Expenses," which states that the advisory fee paid by the Real Estate Equity Fund to the adviser last year was 0.60% of net assets, is amended by adding the following language:

   "The American Leaders Large Cap Value Fund and the Core Bond Fund were not in operation last year. Those funds pay fees to the advisor (as a percent-age of net assets) as follows:

   . American Leaders Large Cap Value: 0.80% of first $50 million; 0.65% of next $200 million; 0.60% of next $250 million; 0.55% above $500 million.

   . Core Bond: 0.70% of first $25 million; 0.65% of next $25 million; 0.60% of next $100 million; 0.55% above $150 million."

 . The second paragraph of the Section of the prospectus entitled "Dividends and Taxes" is amended to read as follows:

   "Each fund declares and pays dividends monthly, except that the Small/Mid Cap Growth Fund does so annually and the Money Market Fund does so daily."

The American Leaders Large Cap Value Fund and the Core Bond Fund are subject to all provisions of the prospectus that are applicable to all funds of the John Hancock Variable Series Trust I, including the following provisions:

 RISKS OF FUNDS

 These funds, like all mutual funds, are not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in these funds. So, be sure to read all risk disclo-sure carefully before investing.

 MANAGEMENT

 John Hancock is the investment advisor of each fund. John Hancock is a Massa-chusetts stock life insurance company. On February 1, 2000, John Hancock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 1999, John Hancock managed approxi-mately $127 billion, of which John Hancock owned over $71 billion. Most of the funds have subadvisers.

American Leaders Large Cap Value Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term growth in capital and dividend income.

The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager selects stocks using a combination of quantitative screening tools and fundamental equity research.

The manager employs quantitative screening tools to identify companies that are:

 . leading their industries in terms of sales earnings and/or market capitaliza-tion;

 . exhibiting low price-to-earnings ratios relative to historical levels;

 . trading at reasonable prices relative to growth expectations;

 . generating strong cash flow relative to stock price; and

 . not experiencing negative earnings revision trends or poor stock price momen-tum.

The manager employs fundamental equity research to confirm the screening proc-ess and to examine the company's:

 . financial health;

 . business and product strength;

 . competitive position; and

 . management strength.

The Fund's sector weightings are broadly diversified and managed relative to the broad large-cap equity market.

The Fund normally invests in 70 to 120 stocks, with at least 65% (usually high-er) of its assets in U.S. large cap companies. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The Fund may purchase other types of securities, for example: American Deposi-tory Receipts (ADRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.

SUBADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Owned by Federated Investors, Inc.
Managing since 1955
Managed approximately $125 billion in assets at the end of 1999

FUND MANAGERS
Michael P. Donnelly, CFA
-----------------
Senior Vice President of subadviser
Joined subadviser in 1989
Began career in 1985

Kevin R. McCloskey, CFA
-----------------
Vice President of subadviser
Joined subadviser in 1999
Portfolio Manager at Killian Asset Management
Corp. (1994-1999)
Began career in 1994

PAST PERFORMANCE

This is a new Fund. It was not in operation prior to the date of this prospectus.
--------------------------------------------------------------------------------

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific investment cate-gory may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small cap and mid cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct equity investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation prior to the date of this prospectus.

Core Bond Fund

GOAL AND STRATEGY

This ia a bond fund that seeks income and growth in capital.

This is considered an "intermediate" bond fund in that it maintains an average bond maturity which is typically between four and ten years.

The Fund primarily invests in a diversified mix of debt securities, including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar denominated);

 . corporate bonds, both U.S. and foreign (if dollar denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities;

 . no more than 15% of its assets in high yield bonds; and

 . no more than 25% of its assets in U.S. dollar denominated foreign securi-ties, excluding Canadian securities.

The manager makes ongoing decisions regarding the Fund's average maturity, sector exposures and yield curve exposures. The manager uses proprietary research and economic analysis to try to anticipate interest rate movements and to identify sectors and specific bonds that are undervalued. The manager examines a variety of factors, including macroeconomic analysis and corporate earnings analyses, to determine which business sectors and credit ratings are most advantageous for investment. The manager evaluates bonds of all quality levels and maturities from many different sectors and issuers. The Fund nor-mally has an average credit quality rating of "A" or higher.

The manager actively manages the Fund's interest rate sensitivity by adjusting the Fund's average bond maturity. The Fund's average bond maturity may there-fore differ from that of the overall bond market (as represented by such indi-ces as the Lehman Brothers Aggregate Bond Index). The Fund normally invests at least 65% (usually higher) of its assets in bonds. The Fund normally has 10% or less of its assets in cash and cash equivalents.

The manager may use derivatives (investments whose value is based on indices or other securities) such as futures to manage the Fund's average maturity and interest rate volatility.

The Fund may purchase other types of securities, for example: foreign bonds of developed markets denominated in foreign currencies, and emerging market debt securities.

In abnormal market conditions, the Fund may take temporary defensive mea-sures--such as holding unusually large amounts of cash and cash equivalents-- that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
-------------------------------------------------------------------------------

SUBADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Owned by Federated Investors, Inc.
Managing since 1955
Managed approximately $125 billion in assets at the end of 1999

FUND MANAGERS

Joseph M. Balestrino, CFA
-------------------------
Senior Vice President of subadviser
Joined subadviser in 1986
Began career in 1986

Donald T. Ellenberger, CFA
--------------------------
Vice President of subadviser
Joined subadviser in 1996
Portfolio Manager/Trader at Mellon Bank N.A. (1986-1996)
Began career in 1984

Mark E. Durbiano, CFA
---------------------
Senior Vice President of subadviser
Joined subadviser in 1982
Began career in 1982

PAST PERFORMANCE

This is a new Fund. It was not in operation prior to the date of this prospec-tus.

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obliga-tion to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Trust would fall. All bonds have some credit risk, but in general low-er-rated bonds have higher credit risk.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, political and social instability. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a sig-nificantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if inter-est rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct fixed income investments. Also, in a down mar-ket, derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--This is a new Fund. It was not in operation prior to the date of this prospectus.

Real Estate Equity Fund

GOAL AND STRATEGY

This is a real estate stock fund that seeks above-average income and long-term growth in capital.

The Fund invests primarily in:

 . equity securities of real estate investment trusts (REITs) that own commer-cial and multi-family residential real estate; and

 . equity securities of real estate operating companies (i.e., companies with at least 75% of revenue, income or fair asset value derived from real estate).

The Fund employs two subadvisers, each of which independently selects and con-structs a portfolio for its portion of the Fund. Each sub-adviser employs its own investment approach to identify securities considered attractive and to construct and manage its portion of the Fund. On or about June 30, 2000, the assets of the Fund were evenly divided between the subadvisers. All subsequent investments in and redemptions from the Fund will be evenly divided between the subadvisers.

Independence Investment Associates, Inc. ("IIA") selects real estate stocks using a combination of proprietary, equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improving earnings growth prospects.

IIA employs risk control techniques to maintain risk, style and industry char-acteristics similar to the public equity real estate market. IIA will normally invest in 40 to 60 securities in its portion of the Fund.

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW") selects real estate stocks using a combination of:

 . top-down, market overview to identify undervalued property sectors and geo-graphic regions; and

 . proprietary, fundamental equity research to select companies that are attrac-tively priced relative to the value of their underlying real estate assets.

MSDW seeks to maintain broad exposure to key property sectors (i.e., apart-ments, retail and office/industrial). MSDW will normally invest in 30 to 50 securities in its portion of the Fund.

Each portion of the Fund normally has at least 65% (usually higher) of its assets invested in real estate equity securities and 5% or less of its assets in cash and cash equivalents.

Each portion of the Fund also may purchase other types of securities, for exam-ple: American Depository Receipts (ADRs), convertible securities, and equity securities of non-real estate businesses whose real estate holdings are signif-icant in relation to their market capitalization.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managed approximately $33 billion in assets at the end of 1999

Fund Managers

John F. DeSantis
-----------------
Executive Vice President of subadviser
Managed fund since 1999
Joined subadviser in 1982

Thomas D. Spicer
-----------------
Vice President of subadviser
Managed fund since 1999
Joined team in 1996
Joined subadviser in 1991

SUBADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Managing since 1975
Managed approximately $184 billion in assets at the end of 1999

Fund Managers

Theodore R. Bigman
-----------------
Managing Director, Global Real Estate, of subadviser
Joined subadviser in 1995

Douglas A. Funke
-----------------
Vice President of subadviser
Joined subadviser in 1995

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



Best quarter: up 25.82%, first quarter 1991 Worst quarter: down 17.37%, third quarter 1990

Average annual total returns -- for periods ending 12/31/99

               Fund  Index
1 year        -1.69% -3.19%
5 years        7.48%  8.30%
10 years       7.73%  4.11%
Life of fund   7.71%  4.52%

Index: Wilshire Real Estate Securities Index

MAIN RISKS

Primary

Real Estate Securities Risk: Real estate investment trusts (REITs) or other real estate-related equity securities may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs may be affected by the quality of any credit extended. Other potential risks include the possi-bility of a REIT failing to qualify for tax-free pass-through of income under the Internal Revenue Code or failing to maintain exemption under the Investment Company Act of 1940.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up an down in value more than bonds. Because the Fund's investments are concentrated in the real estate sector, the Fund's performance could be worse than the over-all market.

Manager Risk: The managers and their respective strategies may fail to produce the intended results. The Fund could underperform its peers or lose money if the managers' investment strategies do not perform as expected.

Concentration Risk: The Fund's investment in securities of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers. The more concentrated a fund's holdings are, the more likely it is a specific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Interest Rate Risk: The Fund is subject to interest rate risk, which is the possibility that changes in interest rates could hurt REIT performance. In gen-eral, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and dif-ficult to obtain.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

None

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated): The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:           1995     1996     1997     1998      1999
Net asset value, beginning of
 period                           $11.16  $ 11.70  $ 14.64  $ 15.91   $ 12.46
Income from investment
 operations:
 Net investment income (loss)       0.77     0.76     0.77     0.77      0.78
 Net realized and unrealized
  gain (loss) on investments*       0.54     2.97     1.68    (3.38)    (0.99)
 Total from investment
  operations                        1.31     3.73     2.45    (2.61)    (0.21)
Less distributions:
 Distributions from net
  investment income and capital
  paid in                          (0.77)   (0.76)   (0.77)   (0.70)    (0.78)
 Distributions from net realized
  gain on investments sold         (0.00)   (0.03)   (0.41)   (0.14)      --
 Distributions in excess of
  income, capital paid in &
  gains                              --       --       --       --        --
 Total distributions              $(0.77) $ (0.79) $ (1.18) $ (0.84)    (0.78)
Net asset value, end of period    $11.70   $14.64  $ 15.91  $ 12.46   $ 11.47
Total investment return            12.31%   33.07%   17.22%  (16.71)%   (1.69)%
Ratios and supplemental data
Net assets, end of period (000s
 omitted)($)                      $9,301  $10,325  $12,830  $12,263   $11,000
Ratio of expenses to average net
 assets (%)                         0.73%    0.69%    0.69%    0.69 %    0.70%
Ratio of net investment income
 (loss) to average net assets
 (%)                                6.85%    6.14%    5.12%    5.48 %    6.38%
Turnover rate (%)                  19.81%   18.37%   20.04%   22.69 %   12.95%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chase and withdrawals of shares in relation to the fluctuation in market val-ues of the fund.

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                                       36